CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 949
Accounts receivable, net	26,481	117,931
Prepaid expenses and other current assets	6,029	47,601
Inventory, net	95,081	56,632
Total current assets	128,540	222,164
Property and equipment, net	2,998	928
Patents, net	22,072	26,427
Total assets	153,610	249,519
Current liabilities:
Accounts payable and accrued liabilities	316,746	384,650
Revolving credit facility	110,637	230,907
Short term debt	431,427	161,644
Due to shareholders	323,662	537,846
Total current liabilities	1,182,472	1,314,957
Long term notes due to shareholders	295,773	189,899
Total liabilities	1,478,245	1,504,856
Stockholders' deficit
Common stock, $0.001 par value per share, 350,000,000 shares authorized, 235,013,616 and 127,638,616 shares issued and outstanding	235,014	127,638
Additional paid-in capital	209,180	12,448
Accumulated other comprehensive income (loss)	83,902	(23,686)
Deficit accumulated during the development stage	(1,852,731)	(1,371,737)
Total stockholders' deficit	(1,324,635)	(1,255,337)
Total liabilities and stockholders' deficit	$ 153,610	$ 249,519